PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Property and equipment, cost		$ 2,779	$ 1,636
Less: Accumulated depreciation and amortization	$ (1,372)	(1,103)	(104)
Property and equipment, net	$ 1,409	1,676	1,532
Lab Equipment [Member]
Total Property and equipment, cost		1,703	689
Computer Equipment [Member]
Total Property and equipment, cost		85	72
Office Furniture and Equipment [Member]
Total Property and equipment, cost		138	113
Leasehold Improvements [Member]
Total Property and equipment, cost		$ 853	$ 762